UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239

Name of Registrant: Vanguard Horizon Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1: Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments
As of June 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (16.6%)
	Hanesbrands Inc.	1,702,800	56,737
	Best Buy Co. Inc.	1,691,300	55,153
*	Skechers U.S.A. Inc. Class A	489,100	53,698
	Cablevision Systems Corp. Class A	2,217,400	53,085
	Big Lots Inc.	1,084,700	48,801
	Outerwall Inc.	635,590	48,375
*	O'Reilly Automotive Inc.	184,200	41,626
	Brinker International Inc.	684,950	39,487
*	Murphy USA Inc.	691,800	38,616
*	Starz	810,400	36,241
	Domino's Pizza Inc.	291,820	33,092
	Cooper Tire & Rubber Co.	886,500	29,990
*	American Axle & Manufacturing Holdings Inc.	1,236,800	25,862
	Expedia Inc.	223,100	24,396
	Jack in the Box Inc.	275,000	24,244
	Nutrisystem Inc.	790,100	19,658
	Carter's Inc.	184,500	19,612
	Marriott Vacations Worldwide Corp.	212,300	19,479
	Dana Holding Corp.	939,700	19,339
	American Eagle Outfitters Inc.	1,098,500	18,916
*	Madison Square Garden Co. Class A	225,800	18,852
	Wyndham Worldwide Corp.	226,100	18,520
*	Iconix Brand Group Inc.	703,600	17,569
	Leggett & Platt Inc.	356,800	17,369
*	NVR Inc.	10,200	13,668
*	Live Nation Entertainment Inc.	485,700	13,352
*	Barnes & Noble Inc.	508,300	13,196
	Lear Corp.	116,400	13,067
*	BJ's Restaurants Inc.	248,400	12,035
	Foot Locker Inc.	177,013	11,862
	Caleres Inc.	358,800	11,403
*	Strayer Education Inc.	262,400	11,309
^	Buckle Inc.	246,700	11,291
	Darden Restaurants Inc.	155,450	11,049
*	Grand Canyon Education Inc.	256,000	10,854
	Dillard's Inc. Class A	97,370	10,242
*	Tower International Inc.	368,200	9,592
*	Pinnacle Entertainment Inc.	241,500	9,003
	Harman International Industries Inc.	74,400	8,849
*	Burlington Stores Inc.	149,600	7,660
*	Denny's Corp.	572,700	6,649
	Cato Corp. Class A	167,600	6,496
*	Fossil Group Inc.	85,100	5,903
	Whirlpool Corp.	30,900	5,347
	Hasbro Inc.	69,200	5,175
*	Universal Electronics Inc.	82,800	4,127
	Columbia Sportswear Co.	67,200	4,063
*	Toll Brothers Inc.	102,516	3,915
	Starwood Hotels & Resorts Worldwide Inc.	48,000	3,892

* Select Comfort Corp.	118,700	3,569
* Vince Holding Corp.	278,600	3,338
* lululemon athletica Inc.	46,200	3,017
* Boyd Gaming Corp.	187,800	2,808
* Deckers Outdoor Corp.	34,000	2,447
Oxford Industries Inc.	21,200	1,854
* Liberty Interactive Corp. QVC Group Class A	66,424	1,843
* Helen of Troy Ltd.	17,500	1,706
AMC Entertainment Holdings Inc.	52,000	1,595
* G-III Apparel Group Ltd.	22,400	1,576
* Unifi Inc.	44,600	1,494
Kirkland's Inc.	40,300	1,123
* ServiceMaster Global Holdings Inc.	26,200	948
World Wrestling Entertainment Inc. Class A	45,900	757
Clear Channel Outdoor Holdings Inc. Class A	59,400	602
* Ruby Tuesday Inc.	76,400	479
* 1-800-Flowers.com Inc. Class A	27,800	291
Carriage Services Inc. Class A	9,600	229
		1,032,392
Consumer Staples (4.8%)
Bunge Ltd.	700,600	61,513
^ Sanderson Farms Inc.	625,100	46,982
^ Pilgrim's Pride Corp.	2,010,400	46,179
* SUPERVALU Inc.	4,851,200	39,246
Clorox Co.	316,600	32,933
Cal-Maine Foods Inc.	441,500	23,046
* USANA Health Sciences Inc.	114,400	15,634
Dr Pepper Snapple Group Inc.	109,690	7,996
Ingles Markets Inc. Class A	146,100	6,979
Lancaster Colony Corp.	64,419	5,852
Pinnacle Foods Inc.	107,500	4,896
Fresh Del Monte Produce Inc.	84,600	3,271
Coty Inc. Class A	67,900	2,171
* Medifast Inc.	25,500	824
Village Super Market Inc. Class A	10,500	333
		297,855
Energy (5.7%)
Tesoro Corp.	673,200	56,825
Green Plains Inc.	1,570,400	43,265
Core Laboratories NV	280,400	31,977
Western Refining Inc.	726,100	31,673
* Oil States International Inc.	775,122	28,858
Plains GP Holdings LP Class A	1,076,600	27,819
Noble Corp. plc	1,672,400	25,738
* WPX Energy Inc.	1,756,700	21,572
Nabors Industries Ltd.	1,014,400	14,638
Alon USA Energy Inc.	669,600	12,655
Atwood Oceanics Inc.	415,600	10,989
* FMC Technologies Inc.	235,700	9,779
PBF Energy Inc. Class A	312,312	8,876
Delek US Holdings Inc.	127,700	4,702
* SEACOR Holdings Inc.	57,700	4,093
* Pioneer Energy Services Corp.	524,000	3,322
ONEOK Inc.	82,000	3,237
Bristow Group Inc.	55,700	2,969
World Fuel Services Corp.	60,500	2,901

*	Cameron International Corp.	54,526	2,856
^	Paragon Offshore plc	2,410,400	2,627
*	Newpark Resources Inc.	157,600	1,281
			352,652
Financials (20.8%)
	Voya Financial Inc.	1,295,100	60,183
	Everest Re Group Ltd.	307,500	55,968
*	MGIC Investment Corp.	4,690,000	53,372
	Radian Group Inc.	2,735,400	51,316
	AmTrust Financial Services Inc.	751,800	49,250
	Huntington Bancshares Inc.	4,182,800	47,307
	PartnerRe Ltd.	313,100	40,233
	KeyCorp	2,564,830	38,524
	Navient Corp.	2,056,400	37,447
	CIT Group Inc.	804,500	37,401
*,^ World Acceptance Corp.		425,619	26,180
	Aspen Insurance Holdings Ltd.	533,500	25,555
	RenaissanceRe Holdings Ltd.	231,500	23,500
*	Credit Acceptance Corp.	92,361	22,737
	Extra Space Storage Inc.	313,540	20,449
	Host Hotels & Resorts Inc.	1,005,200	19,933
	Hospitality Properties Trust	667,500	19,237
	Apartment Investment & Management Co.	519,000	19,167
*	Strategic Hotels & Resorts Inc.	1,551,800	18,808
*	Santander Consumer USA Holdings Inc.	701,500	17,937
	Axis Capital Holdings Ltd.	328,400	17,527
	Ryman Hospitality Properties Inc.	326,900	17,362
	Associated Banc-Corp	854,300	17,317
	Weingarten Realty Investors	528,900	17,290
	GEO Group Inc.	502,900	17,179
	Kimco Realty Corp.	759,500	17,119
	EPR Properties	306,400	16,785
	CoreSite Realty Corp.	364,100	16,545
	Allied World Assurance Co. Holdings AG	380,800	16,458
	Corrections Corp. of America	478,732	15,836
	Omega Healthcare Investors Inc.	460,000	15,792
	DuPont Fabros Technology Inc.	534,100	15,729
	Lamar Advertising Co. Class A	262,800	15,106
*	PRA Group Inc.	237,000	14,767
	CBL & Associates Properties Inc.	905,800	14,674
	RLJ Lodging Trust	472,700	14,077
	Reinsurance Group of America Inc. Class A	143,920	13,654
*	Walker & Dunlop Inc.	478,400	12,792
	Sovran Self Storage Inc.	145,900	12,680
	Pennsylvania REIT	560,800	11,967
	Regency Centers Corp.	202,700	11,955
	Ashford Hospitality Trust Inc.	1,402,700	11,867
	Investment Technology Group Inc.	457,100	11,336
	Summit Hotel Properties Inc.	865,600	11,261
	PrivateBancorp Inc.	275,800	10,982
	Hersha Hospitality Trust Class A	408,775	10,481
^	Lexington Realty Trust	1,222,900	10,370
*	Cowen Group Inc. Class A	1,580,400	10,115
	Brandywine Realty Trust	757,032	10,053
	Equity LifeStyle Properties Inc.	189,300	9,953
	Validus Holdings Ltd.	210,600	9,264
	UDR Inc.	283,620	9,084

Assured Guaranty Ltd.	358,460	8,599
BioMed Realty Trust Inc.	434,800	8,409
* Realogy Holdings Corp.	170,116	7,948
CyrusOne Inc.	269,100	7,925
Washington Federal Inc.	334,700	7,815
Digital Realty Trust Inc.	115,050	7,672
Cathay General Bancorp	185,510	6,020
Inland Real Estate Corp.	638,500	6,015
National Retail Properties Inc.	171,500	6,004
Camden Property Trust	78,000	5,794
Nelnet Inc. Class A	132,512	5,739
Chambers Street Properties	718,300	5,710
RAIT Financial Trust	899,300	5,495
HCI Group Inc.	122,000	5,394
Alexandria Real Estate Equities Inc.	53,900	4,714
* Piper Jaffray Cos.	102,200	4,460
Home Properties Inc.	55,500	4,054
LaSalle Hotel Properties	108,700	3,855
* Western Alliance Bancorp	106,900	3,609
Universal Insurance Holdings Inc.	148,800	3,601
Government Properties Income Trust	193,400	3,588
Highwoods Properties Inc.	87,100	3,480
Columbia Property Trust Inc.	137,800	3,383
Post Properties Inc.	58,400	3,175
Communications Sales & Leasing Inc.	121,200	2,996
National Health Investors Inc.	47,300	2,947
Chesapeake Lodging Trust	89,400	2,725
* Heritage Insurance Holdings Inc.	105,600	2,428
Ramco-Gershenson Properties Trust	148,300	2,420
Apollo Residential Mortgage Inc.	153,400	2,253
HCC Insurance Holdings Inc.	29,000	2,228
* Marcus & Millichap Inc.	44,100	2,035
Brixmor Property Group Inc.	83,600	1,934
* INTL. FCStone Inc.	54,800	1,822
International Bancshares Corp.	63,900	1,717
Northfield Bancorp Inc.	103,000	1,550
* Hilltop Holdings Inc.	60,200	1,450
Medical Properties Trust Inc.	103,200	1,353
Universal Health Realty Income Trust	26,700	1,240
WSFS Financial Corp.	45,300	1,239
* LendingTree Inc.	13,800	1,085
Great Southern Bancorp Inc.	24,200	1,020
CareTrust REIT Inc.	77,627	984
* Capital Bank Financial Corp.	28,100	817
Capitol Federal Financial Inc.	59,900	721
* First NBC Bank Holding Co.	19,100	688
Whitestone REIT	50,899	663
Flushing Financial Corp.	25,600	538
Stock Yards Bancorp Inc.	12,800	484
Lakeland Financial Corp.	10,300	447
First Busey Corp.	64,700	425
1st Source Corp.	8,400	287
MainSource Financial Group Inc.	12,100	266
Retail Properties of America Inc.	18,600	259
CoBiz Financial Inc.	18,500	242
First Bancorp	13,700	229
One Liberty Properties Inc.	9,100	194

	Federal Agricultural Mortgage Corp.	6,100	177
	German American Bancorp Inc.	4,700	138
	Saul Centers Inc.	2,100	103
			1,296,443
Health Care (11.7%)
*	Edwards Lifesciences Corp.	435,300	62,000
*	Centene Corp.	726,150	58,382
*	Quintiles Transnational Holdings Inc.	764,500	55,510
	AmerisourceBergen Corp. Class A	443,100	47,119
*	PAREXEL International Corp.	726,700	46,734
*	Charles River Laboratories International Inc.	663,900	46,699
*	Depomed Inc.	1,857,985	39,872
*	Isis Pharmaceuticals Inc.	545,500	31,394
*,^ Merrimack Pharmaceuticals Inc.		1,899,400	23,486
*	Affymetrix Inc.	1,802,700	19,686
*	Hologic Inc.	506,700	19,285
*	ABIOMED Inc.	271,400	17,839
	ResMed Inc.	311,583	17,564
	Chemed Corp.	116,300	15,247
*	Health Net Inc.	236,500	15,164
*	VCA Inc.	278,700	15,163
*	Infinity Pharmaceuticals Inc.	1,302,600	14,263
*	Hospira Inc.	148,100	13,138
*	United Therapeutics Corp.	71,800	12,490
*	Natus Medical Inc.	286,100	12,176
*	Lannett Co. Inc.	196,800	11,698
	PDL BioPharma Inc.	1,739,100	11,182
*,^ Sequenom Inc.		3,459,000	10,515
*	Mettler-Toledo International Inc.	29,764	10,163
	Universal Health Services Inc. Class B	69,416	9,864
	CR Bard Inc.	57,500	9,815
	Omnicare Inc.	90,200	8,501
*	NewLink Genetics Corp.	191,500	8,478
*	Medivation Inc.	72,000	8,222
	Ensign Group Inc.	153,000	7,812
*	Bruker Corp.	323,400	6,601
*	Henry Schein Inc.	34,000	4,832
	Phibro Animal Health Corp. Class A	100,600	3,917
*	Veeva Systems Inc. Class A	119,000	3,336
	West Pharmaceutical Services Inc.	56,500	3,282
*	Orexigen Therapeutics Inc.	653,500	3,235
*	INC Research Holdings Inc. Class A	75,900	3,045
*	Incyte Corp.	24,000	2,501
*	Waters Corp.	18,500	2,375
*	SciClone Pharmaceuticals Inc.	237,000	2,327
*	ICU Medical Inc.	23,100	2,210
*	Eagle Pharmaceuticals Inc.	24,500	1,981
*	Array BioPharma Inc.	155,700	1,123
*	PRA Health Sciences Inc.	22,700	825
*	Sucampo Pharmaceuticals Inc. Class A	50,000	822
*	SurModics Inc.	33,700	789
*	MacroGenics Inc.	19,900	756
	Quality Systems Inc.	42,700	708
*	Merit Medical Systems Inc.	31,200	672
*	Surgical Care Affiliates Inc.	14,300	549
*	Triple-S Management Corp. Class B	15,200	390

*	Amphastar Pharmaceuticals Inc.	20,700	364
			726,101
Industrials (13.6%)
*	Spirit AeroSystems Holdings Inc. Class A	1,032,800	56,918
	Cintas Corp.	670,600	56,726
*	United Rentals Inc.	618,500	54,193
*	JetBlue Airways Corp.	2,511,800	52,145
	Huntington Ingalls Industries Inc.	428,100	48,200
	AO Smith Corp.	568,200	40,899
	Alaska Air Group Inc.	623,280	40,158
	Pitney Bowes Inc.	1,893,000	39,393
	Trinity Industries Inc.	1,481,500	39,156
^	Greenbrier Cos. Inc.	832,100	38,984
*	Hawaiian Holdings Inc.	1,341,400	31,858
	Southwest Airlines Co.	955,500	31,617
*	Meritor Inc.	1,903,700	24,977
*	TASER International Inc.	537,200	17,894
	L-3 Communications Holdings Inc.	154,100	17,472
	Deluxe Corp.	281,613	17,460
	Masco Corp.	626,900	16,719
	Rockwell Collins Inc.	152,700	14,102
	Stanley Black & Decker Inc.	125,233	13,180
	Pall Corp.	101,700	12,657
	GATX Corp.	228,500	12,145
	Aircastle Ltd.	395,200	8,959
	CEB Inc.	91,200	7,940
*	Wabash National Corp.	622,500	7,806
	Carlisle Cos. Inc.	74,300	7,439
*	American Woodmark Corp.	132,600	7,273
	Korn/Ferry International	206,700	7,187
*	Teledyne Technologies Inc.	59,500	6,278
	Standex International Corp.	78,050	6,239
	Hyster-Yale Materials Handling Inc.	89,500	6,201
	General Cable Corp.	295,900	5,838
*,^ Enphase Energy Inc.		754,276	5,740
	Acuity Brands Inc.	30,500	5,489
	RR Donnelley & Sons Co.	314,200	5,476
	Cubic Corp.	111,500	5,305
	KAR Auction Services Inc.	136,650	5,111
	Douglas Dynamics Inc.	232,600	4,996
*	Dycom Industries Inc.	82,400	4,849
	Robert Half International Inc.	84,000	4,662
	ManpowerGroup Inc.	48,400	4,326
*	Blount International Inc.	372,700	4,070
	Steelcase Inc. Class A	202,600	3,831
	ITT Corp.	85,800	3,590
	Allegion plc	56,400	3,392
	G&K Services Inc. Class A	43,100	2,980
	Allison Transmission Holdings Inc.	100,000	2,926
	KBR Inc.	130,000	2,532
	Textron Inc.	55,000	2,455
	ESCO Technologies Inc.	57,800	2,162
	Lincoln Electric Holdings Inc.	35,000	2,131
	Quanex Building Products Corp.	91,900	1,969
	Griffon Corp.	120,400	1,917
*	Virgin America Inc.	68,500	1,882
*	United Continental Holdings Inc.	31,180	1,653

	Harsco Corp.	89,100	1,470
	Heidrick & Struggles International Inc.	56,200	1,466
	HNI Corp.	27,700	1,417
	Comfort Systems USA Inc.	60,100	1,379
	Federal Signal Corp.	89,200	1,330
	Briggs & Stratton Corp.	66,500	1,281
*	Aerovironment Inc.	48,600	1,267
*	TriNet Group Inc.	46,400	1,176
*	Moog Inc. Class A	15,500	1,096
	Interface Inc. Class A	42,500	1,065
	Argan Inc.	21,902	883
	Knoll Inc.	28,200	706
*	RPX Corp.	40,300	681
	John Bean Technologies Corp.	17,200	647
	Hillenbrand Inc.	16,100	494
	Global Brass & Copper Holdings Inc.	18,300	311
			848,126
Information Technology (16.7%)
*	Electronic Arts Inc.	1,052,600	69,998
	Computer Sciences Corp.	827,800	54,337
*	Manhattan Associates Inc.	908,200	54,174
*	Aspen Technology Inc.	1,186,400	54,041
*	Gartner Inc.	610,091	52,334
*,^ Ambarella Inc.		486,024	49,910
	CDW Corp.	1,414,200	48,479
	Lexmark International Inc. Class A	1,048,400	46,339
*	ARRIS Group Inc.	1,494,000	45,716
	Booz Allen Hamilton Holding Corp. Class A	1,644,800	41,515
	DST Systems Inc.	276,270	34,804
	MAXIMUS Inc.	515,180	33,863
*,^ Advanced Micro Devices Inc.		13,658,835	32,781
	Heartland Payment Systems Inc.	578,800	31,284
	Skyworks Solutions Inc.	245,000	25,504
	Broadridge Financial Solutions Inc.	433,100	21,659
	Jack Henry & Associates Inc.	312,400	20,212
	Harris Corp.	236,900	18,220
*,^ VASCO Data Security International Inc.		577,900	17,447
	EarthLink Holdings Corp.	2,307,600	17,284
*	Cirrus Logic Inc.	495,100	16,848
*	MicroStrategy Inc. Class A	91,600	15,579
*	Blackhawk Network Holdings Inc.	368,936	15,200
*	Fiserv Inc.	174,000	14,412
	Science Applications International Corp.	271,500	14,349
	Marvell Technology Group Ltd.	1,076,300	14,191
	Lam Research Corp.	158,200	12,870
*	Super Micro Computer Inc.	432,400	12,790
	Brocade Communications Systems Inc.	1,031,700	12,257
	NVIDIA Corp.	578,500	11,634
*	Synaptics Inc.	134,000	11,622
*	Tech Data Corp.	198,900	11,449
	Avnet Inc.	269,100	11,063
	SYNNEX Corp.	146,074	10,691
*	Cimpress NV	124,200	10,453
	Jabil Circuit Inc.	362,500	7,718
*	Anixter International Inc.	112,108	7,304
*	CommScope Holding Co. Inc.	238,221	7,268
*	Qorvo Inc.	84,762	6,804

* Ciena Corp.	209,600	4,963
* Flextronics International Ltd.	422,952	4,784
* Angie's List Inc.	705,400	4,345
* Freescale Semiconductor Ltd.	105,200	4,205
* Gigamon Inc.	99,000	3,266
Blackbaud Inc.	57,200	3,258
* ePlus Inc.	39,800	3,051
CSG Systems International Inc.	92,200	2,919
Western Union Co.	130,363	2,650
* Sanmina Corp.	122,200	2,464
* Mellanox Technologies Ltd.	42,700	2,075
* CACI International Inc. Class A	22,900	1,852
* Sykes Enterprises Inc.	76,000	1,843
Diebold Inc.	48,300	1,691
* Itron Inc.	29,300	1,009
* Quantum Corp.	487,000	818
* Fairchild Semiconductor International Inc. Class A	44,100	766
* Rambus Inc.	39,000	565
TeleTech Holdings Inc.	20,500	555
PC Connection Inc.	7,700	190
		1,041,672
Materials (5.3%)
Alcoa Inc.	3,884,983	43,317
* Century Aluminum Co.	4,146,994	43,253
Avery Dennison Corp.	705,300	42,981
Ball Corp.	545,100	38,239
* Berry Plastics Group Inc.	1,135,889	36,803
Ashland Inc.	209,800	25,575
Sealed Air Corp.	360,909	18,543
Bemis Co. Inc.	373,600	16,816
* Stillwater Mining Co.	950,600	11,017
Graphic Packaging Holding Co.	636,819	8,871
Neenah Paper Inc.	117,200	6,910
* Chemtura Corp.	238,400	6,749
* Ferro Corp.	361,600	6,068
* Mercer International Inc.	351,200	4,804
Valspar Corp.	52,100	4,263
International Flavors & Fragrances Inc.	36,600	4,000
NewMarket Corp.	8,922	3,960
* Trinseo SA	130,917	3,514
Calgon Carbon Corp.	129,200	2,504
Sonoco Products Co.	46,700	2,002
* US Concrete Inc.	17,100	648
United States Lime & Minerals Inc.	1,600	93
		330,930
Telecommunication Services (0.3%)
* Level 3 Communications Inc.	139,700	7,358
Inteliquent Inc.	218,000	4,011
Frontier Communications Corp.	676,500	3,349
Telephone & Data Systems Inc.	82,200	2,417
* Cincinnati Bell Inc.	499,200	1,907
* General Communication Inc. Class A	66,500	1,131
		20,173
Utilities (4.3%)
Entergy Corp.	638,300	45,000
Vectren Corp.	823,900	31,704

WGL Holdings Inc.			548,700	29,789
AES Corp.			2,198,800	29,156
DTE Energy Co.			374,300	27,938
UGI Corp.			784,650	27,031
New Jersey Resources Corp.			702,200	19,346
Portland General Electric Co.			469,200	15,559
PNM Resources Inc.			431,435	10,613
Ameren Corp.			256,900	9,680
American States Water Co.			225,700	8,439
Atmos Energy Corp.			121,200	6,215
* Talen Energy Corp.			324,800	5,573
Unitil Corp.			31,300	1,033
California Water Service Group			35,100	802
IDACORP Inc.			10,400	584
Connecticut Water Service Inc.			5,200	178
				268,640
Total Common Stocks (Cost $5,219,593)				6,214,984
	Coupon
Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.5%)
[2,3] Vanguard Market Liquidity Fund	0.137%		154,526,770	154,527

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.090%	9/11/15	2,000	1,999
Total Temporary Cash Investments (Cost $156,526)				156,526
Total Investments (102.3%) (Cost $5,376,119)				6,371,510
Other Assets and Liabilities-Net (-2.3%)[3]				(141,510)
Net Assets (100%)				6,230,000

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $109,692,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.3%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $115,021,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5	Securities with a value of $1,300,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors

Strategic Equity Fund

as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,214,984	—	—
Temporary Cash Investments	154,527	1,999	—
Futures Contracts—Assets[1]	78	—	—
Futures Contracts—Liabilities[1]	(28)	—	—
Total	6,369,561	1,999	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Strategic Equity Fund

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P MidCap 400 Index	September 2015	50	7,491	(179)
E-mini Russell 2000 Index	September 2015	54	6,752	(148)
				(327)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2015, the cost of investment securities for tax purposes was $5,376,219,000. Net unrealized appreciation of investment securities for tax purposes was $995,291,000, consisting of unrealized gains of $1,235,956,000 on securities that had risen in value since their purchase and $240,665,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Opportunity Fund

Schedule of Investments
As of June 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (95.2%)
Consumer Discretionary (10.9%)
*	CarMax Inc.	4,191,397	277,512
*,^ Tesla Motors Inc.		677,566	181,764
	Carnival Corp.	3,522,600	173,981
	TJX Cos. Inc.	2,580,000	170,719
*	DIRECTV	1,832,276	170,017
	Royal Caribbean Cruises Ltd.	1,327,000	104,422
*,^ DreamWorks Animation SKG Inc. Class A		2,510,000	66,214
	Gildan Activewear Inc. Class A	1,506,300	50,069
*	Bed Bath & Beyond Inc.	703,700	48,541
*	Sony Corp. ADR	1,495,800	42,466
*	Norwegian Cruise Line Holdings Ltd.	724,000	40,573
	L Brands Inc.	422,100	36,187
	Ross Stores Inc.	592,000	28,777
*	Ascena Retail Group Inc.	1,675,200	27,900
*	Shutterfly Inc.	573,500	27,419
*	Amazon.com Inc.	63,110	27,395
	Tribune Media Co. Class A	495,000	26,428
	Las Vegas Sands Corp.	340,000	17,874
	Carter's Inc.	74,220	7,889
	Newell Rubbermaid Inc.	86,200	3,544
*	Urban Outfitters Inc.	79,600	2,786
	Tribune Publishing Co.	120,000	1,865
*	Hilton Worldwide Holdings Inc.	6,000	165
			1,534,507
Energy (0.7%)
	Cabot Oil & Gas Corp.	1,285,800	40,554
*	Southwestern Energy Co.	866,334	19,692
^	Transocean Ltd.	908,100	14,639
	National Oilwell Varco Inc.	285,000	13,760
	Frank's International NV	333,300	6,279
*	Cameron International Corp.	79,700	4,174
	Ensco plc Class A	143,340	3,192
			102,290
Financials (2.8%)
	Charles Schwab Corp.	7,586,500	247,699
*	E*TRADE Financial Corp.	1,164,700	34,883
	Chubb Corp.	321,000	30,540
	Discover Financial Services	493,100	28,412
	JPMorgan Chase & Co.	373,000	25,275
	CME Group Inc.	181,150	16,858
	Progressive Corp.	380,600	10,592
			394,259
Health Care (35.4%)
*	Biogen Inc.	2,690,438	1,086,776
	Amgen Inc.	4,646,400	713,315
*	BioMarin Pharmaceutical Inc.	4,769,100	652,317
	Eli Lilly & Co.	7,445,500	621,625
	Roche Holding AG	1,561,578	437,853

	Novartis AG ADR	3,115,400	306,368
*	Illumina Inc.	1,220,100	266,421
*	QIAGEN NV	8,390,000	207,988
	Medtronic plc	2,159,500	160,019
*	Boston Scientific Corp.	6,912,800	122,357
*	Seattle Genetics Inc.	1,620,000	78,408
	Thermo Fisher Scientific Inc.	533,600	69,240
	Abbott Laboratories	1,299,600	63,784
	PerkinElmer Inc.	913,200	48,071
*	Charles River Laboratories International Inc.	661,000	46,495
*	Edwards Lifesciences Corp.	280,000	39,880
*	Affymetrix Inc.	2,700,600	29,491
*	Waters Corp.	154,000	19,771
*	ImmunoGen Inc.	1,280,000	18,406
	Agilent Technologies Inc.	233,000	8,989
	Zimmer Biomet Holdings Inc.	54,000	5,898
*	Cerner Corp.	10,000	691
			5,004,163
Industrials (14.8%)
	FedEx Corp.	2,293,974	390,893
	Southwest Airlines Co.	10,935,100	361,842
*	United Continental Holdings Inc.	4,321,200	229,067
	Airbus Group SE	2,893,040	188,445
	Delta Air Lines Inc.	3,915,000	160,828
*	JetBlue Airways Corp.	6,940,150	144,078
	Rockwell Automation Inc.	923,000	115,043
	American Airlines Group Inc.	2,666,000	106,467
*	Jacobs Engineering Group Inc.	2,133,419	86,660
^	Ritchie Bros Auctioneers Inc.	2,962,000	82,699
	Union Pacific Corp.	672,000	64,089
	IDEX Corp.	615,000	48,327
*	AECOM	1,450,000	47,966
	Curtiss-Wright Corp.	460,000	33,322
	CH Robinson Worldwide Inc.	200,000	12,478
*	Spirit Airlines Inc.	158,235	9,826
	Alaska Air Group Inc.	110,000	7,087
^	Chicago Bridge & Iron Co. NV	100,000	5,004
*	Esterline Technologies Corp.	30,631	2,920
			2,097,041
Information Technology (28.8%)
*	Adobe Systems Inc.	4,124,500	334,126
	Texas Instruments Inc.	4,896,400	252,214
	Altera Corp.	4,625,000	236,800
	NetApp Inc.	7,129,400	225,004
	Microsoft Corp.	4,750,000	209,712
	ASML Holding NV	1,730,040	180,149
*	Google Inc. Class A	298,530	161,218
	Corning Inc.	8,080,000	159,418
	SanDisk Corp.	2,699,377	157,158
*	Google Inc. Class C	300,831	156,586
*	Flextronics International Ltd.	13,149,200	148,717
*	Trimble Navigation Ltd.	5,926,200	139,029
	NVIDIA Corp.	6,479,800	130,309
*	Micron Technology Inc.	6,350,000	119,634
	QUALCOMM Inc.	1,668,075	104,472
*,^ Cree Inc.		3,944,900	102,686

	EMC Corp.		3,513,800	92,729
	Visa Inc. Class A		1,233,920	82,858
*	BlackBerry Ltd.		9,358,700	76,554
*,1 Descartes Systems Group Inc.			4,645,000	74,552
	Hewlett-Packard Co.		2,380,000	71,424
	Plantronics Inc.		1,150,000	64,757
*	Rambus Inc.		4,400,000	63,756
	Symantec Corp.		2,398,300	55,760
*,1 FormFactor Inc.			5,809,700	53,449
	KLA-Tencor Corp.		933,900	52,495
*,^ NeuStar Inc. Class A			1,713,566	50,053
*	eBay Inc.		730,100	43,981
*	Nuance Communications Inc.		2,495,000	43,687
*	Electronic Arts Inc.		650,000	43,225
	FEI Co.		478,000	39,641
	Intuit Inc.		370,000	37,285
*	VMware Inc. Class A		425,000	36,440
	Apple Inc.		259,000	32,485
*	F5 Networks Inc.		263,325	31,691
*	Entegris Inc.		2,019,231	29,420
	MasterCard Inc. Class A		244,500	22,856
	Jabil Circuit Inc.		1,025,000	21,822
	Broadcom Corp. Class A		380,000	19,566
*	Keysight Technologies Inc.		570,000	17,778
*	Mobileye NV		284,231	15,113
	Analog Devices Inc.		225,000	14,442
*	Ciena Corp.		607,142	14,377
*	Yahoo! Inc.		277,400	10,899
	Brocade Communications Systems Inc.		900,000	10,692
	Applied Materials Inc.		385,000	7,400
*,^ SMART Technologies Inc.			4,171,304	3,988
*	Alibaba Group Holding Ltd. ADR		36,200	2,978
	Telefonaktiebolaget LM Ericsson ADR		230,000	2,401
*	Arista Networks Inc.		28,900	2,362
*	Salesforce.com inc		23,500	1,636
	Motorola Solutions Inc.		25,150	1,442
*	Workday Inc. Class A		10,000	764
*	Twitter Inc.		12,680	459
				4,064,449
Materials (1.8%)
	Monsanto Co.		2,378,786	253,555

Telecommunication Services (0.0%)
*	Sprint Corp.		230,000	1,049

Total Common Stocks (Cost $6,347,721)				13,451,313
		Coupon
Temporary Cash Investment (5.9%)
Money Market Fund (5.9%)
[2,3] Vanguard Market Liquidity Fund (Cost $838,142)
		0.137%	838,142,000	838,142

Total Investments (101.1%) (Cost $7,185,863)				14,289,455
Other Assets and Liabilities-Net (-1.1%)[3]				(155,315)
Net Assets (100%)				14,134,140

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $116,347,000.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $118,698,000 of collateral received for securities on loan. ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,825,015	626,298	—
Temporary Cash Investments	838,142	—	—
Total	13,663,157	626,298	—

Capital Opportunity Fund

D. At June 30, 2015, the cost of investment securities for tax purposes was $7,185,863,000. Net unrealized appreciation of investment securities for tax purposes was $7,103,592,000, consisting of unrealized gains of $7,469,993,000 on securities that had risen in value since their purchase and $366,401,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Sept. 30, 2014		from			June 30, 2015
	Market	Purchases	Securities		Capital Gain	Market
	Value	at Cost	Sold	Income	Distributions	Value
	($000)	($000)	($000)	($000)	Received ($000)	($000)
Descartes Systems Group	64,147	—	—	—	—	74,552
Inc.
FormFactor Inc.	41,656	—	—	—	—	53,449
Vanguard Market Liquidity	728,974	NA1	NA1	719	—	838,142
Fund
Total	834,777			719	—	966,143

1	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Global Equity Fund

Schedule of Investments
As of June 30, 2015

		Market
		Value
	Shares	($000)
Common Stocks (96.4%)[1]
Argentina (0.0%)
^ Arcos Dorados Holdings Inc. Class A	392,418	2,064

Australia (2.6%)
Commonwealth Bank of Australia	390,539	25,610
Australia & New Zealand Banking Group Ltd.	1,008,231	25,021
National Australia Bank Ltd.	647,260	16,624
Brambles Ltd.	1,526,550	12,453
Caltex Australia Ltd.	414,767	10,182
Amcor Ltd.	621,568	6,568
* Qantas Airways Ltd.	1,485,254	3,609
Alumina Ltd.	1,826,883	2,150
Coca-Cola Amatil Ltd.	256,094	1,807
Macquarie Group Ltd.	26,012	1,630
Orica Ltd.	78,484	1,288
Transpacific Industries Group Ltd.	1,943,815	1,155
Fairfax Media Ltd.	1,782,752	1,119
Iluka Resources Ltd.	181,185	1,072
BlueScope Steel Ltd.	460,108	1,062
BHP Billiton Ltd.	46,389	946
ALS Ltd.	133,232	600
DuluxGroup Ltd.	132,624	585
SAI Global Ltd.	169,438	544
Metcash Ltd.	538,661	458
GUD Holdings Ltd.	67,031	458
Santos Ltd.	69,775	421
Sigma Pharmaceuticals Ltd.	607,887	361
* Newcrest Mining Ltd.	25,574	258
Ansell Ltd.	13,576	252
Orora Ltd.	107,206	173
* South32 Ltd.	79,942	108
Premier Investments Ltd.	10,829	107
* South32 Ltd.	46,989	65
		116,686
Austria (0.1%)
Wienerberger AG	66,580	1,048
Oesterreichische Post AG	20,757	956
ANDRITZ AG	13,280	735
		2,739
Belgium (0.1%)
Anheuser-Busch InBev NV	33,068	3,979

Brazil (0.7%)
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,834,600	6,916
Banco do Brasil SA	875,700	6,839
Itau Unibanco Holding SA Preference Shares	214,100	2,357
EDP - Energias do Brasil SA	602,700	2,231
TOTVS SA	153,100	1,921
MRV Engenharia e Participacoes SA	753,400	1,893

Alpargatas SA Preference Shares	691,555	1,837
Grupo BTG Pactual	136,300	1,253
Cia Energetica de Minas Gerais ADR	307,244	1,171
* B2W Cia Digital	152,681	1,001
Ultrapar Participacoes SA	39,000	824
Vale SA Preference Shares	152,700	765
LPS Brasil Consultoria de Imoveis SA	298,600	499
Banco Bradesco SA Preference Shares	31,560	289
		29,796
Canada (3.2%)
Magna International Inc.	504,700	28,326
Royal Bank of Canada	357,900	21,887
Toronto-Dominion Bank	423,800	17,997
Bank of Montreal	299,500	17,747
Fairfax Financial Holdings Ltd.	29,785	14,714
^ Canadian Imperial Bank of Commerce	195,200	14,395
Ritchie Bros Auctioneers Inc.	343,596	9,593
Canadian Natural Resources Ltd.	306,083	8,313
Rogers Communications Inc. Class B	167,312	5,934
Brookfield Asset Management Inc. Class A	123,189	4,304
Sun Life Financial Inc.	28,900	965
Power Corp. of Canada	25,500	652
* CGI Group Inc. Class A	15,800	618
SNC-Lavalin Group Inc.	15,700	528
Constellation Software Inc.	1,300	516
CI Financial Corp.	10,900	293
		146,782
Chile (0.2%)
Enersis SA ADR	350,783	5,553
Cia Cervecerias Unidas SA	219,646	2,331
Quinenco SA	712,265	1,489
Sociedad Quimica y Minera de Chile SA ADR	29,008	465
* Cia Sud Americana de Vapores SA	12,066,230	386
		10,224
China (2.5%)
* Baidu Inc. ADR	117,749	23,441
* Alibaba Group Holding Ltd. ADR	281,118	23,128
China Mobile Ltd.	1,780,500	22,780
China Resources Enterprise Ltd.	3,876,994	12,487
Mindray Medical International Ltd. ADR	426,490	12,155
Tsingtao Brewery Co. Ltd.	1,194,000	7,239
* Autohome Inc. ADR	60,727	3,069
China Mengniu Dairy Co. Ltd.	453,000	2,257
* Li Ning Co. Ltd.	4,230,333	1,931
China Telecom Corp. Ltd.	1,694,000	992
China Merchants Holdings International Co. Ltd.	224,000	960
Ajisen China Holdings Ltd.	1,767,000	945
Wumart Stores Inc.	1,122,000	796
Want Want China Holdings Ltd.	676,557	714
TravelSky Technology Ltd.	357,000	525
Daphne International Holdings Ltd.	2,068,000	518
* Goodbaby International Holdings Ltd.	1,070,000	447
Yingde Gases Group Co. Ltd.	619,000	426
Shenzhou International Group Holdings Ltd.	78,456	381
Shenguan Holdings Group Ltd.	555,588	142
		115,333

Colombia (0.0%)
Bancolombia SA ADR	36,200	1,557

Cyprus (0.0%)
* Global Ports Investments plc GDR	161,205	796
* Globaltrans Investment plc GDR	50,250	239
		1,035
Czech Republic (0.0%)
Komercni banka as	5,775	1,280

Denmark (0.8%)
Carlsberg A/S Class B	165,312	14,978
Vestas Wind Systems A/S	111,660	5,566
Coloplast A/S Class B	75,873	4,976
Novo Nordisk A/S Class B	65,157	3,575
GN Store Nord A/S	106,179	2,191
* William Demant Holding A/S	21,701	1,654
* Topdanmark A/S	24,053	645
Danske Bank A/S	19,420	571
ISS A/S	8,185	270
		34,426
Finland (0.5%)
Sampo Oyj Class A	119,644	5,639
Tikkurila Oyj	258,750	5,145
Neste Oyj	185,198	4,725
UPM-Kymmene Oyj	72,571	1,284
Nokian Renkaat Oyj	40,169	1,259
Metso Oyj	40,762	1,120
Stora Enso Oyj	85,140	877
Wartsila OYJ Abp	17,141	803
Tieto Oyj	18,385	429
Valmet Oyj	31,121	350
		21,631
France (0.8%)
Air Liquide SA	65,333	8,290
Legrand SA	104,951	5,907
L'Oreal SA	31,845	5,698
BNP Paribas SA	49,187	2,985
Groupe Eurotunnel SE	149,695	2,170
Airbus Group SE	27,081	1,764
AXA SA	64,827	1,643
^ Eurofins Scientific SE	4,981	1,516
Sanofi	11,104	1,099
^,* Air France-KLM	153,923	1,086
Edenred	40,068	990
ArcelorMittal	88,104	856
Neopost SA	18,204	783
Thales SA	12,112	732
TOTAL SA	14,344	704
Vicat	7,149	490
Vallourec SA	18,598	380
Imerys SA	4,896	376
Technip SA	5,199	322
		37,791
Germany (1.9%)
SAP SE	292,603	20,505

Merck KGaA	168,324	16,780
Deutsche Boerse AG	200,647	16,619
* QIAGEN NV	315,500	7,821
Fresenius Medical Care AG & Co. KGaA	56,889	4,710
BASF SE	38,480	3,386
Volkswagen AG Preference Shares	13,644	3,167
Bayerische Motoren Werke AG	28,206	3,089
* Deutsche Telekom AG	164,684	2,839
Axel Springer SE	27,651	1,452
CTS Eventim AG & Co. KGaA	28,443	1,036
Symrise AG	15,304	950
E.ON SE	57,568	768
RHOEN-KLINIKUM AG	27,111	727
Brenntag AG	12,650	726
TUI AG	41,128	665
GEA Group AG	13,041	582
Hannover Rueck SE	5,925	573
Rheinmetall AG	10,161	515
Fielmann AG	7,198	489
adidas AG	5,820	445
Gerresheimer AG	4,827	301
		88,145
Greece (0.0%)
OPAP SA	44,821	358
* Alpha Bank AE	394,381	119
		477
Hong Kong (1.3%)
AIA Group Ltd.	4,109,200	26,869
Jardine Matheson Holdings Ltd.	242,400	13,742
* CK Hutchison Holdings Ltd.	307,800	4,525
HSBC Holdings plc	392,800	3,526
Esprit Holdings Ltd.	2,861,114	2,678
* Cheung Kong Property Holdings Ltd.	307,800	2,553
First Pacific Co. Ltd.	1,927,250	1,624
Television Broadcasts Ltd.	244,300	1,450
Hongkong & Shanghai Hotels Ltd.	774,200	1,074
SmarTone Telecommunications Holdings Ltd.	237,694	415
Stella International Holdings Ltd.	155,114	370
Texwinca Holdings Ltd.	144,823	154
New World Development Co. Ltd.	82,000	107
		59,087
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	5,586	286

India (1.0%)
ICICI Bank Ltd.	2,919,326	14,167
HCL Technologies Ltd.	723,760	10,448
Housing Development Finance Corp. Ltd.	357,800	7,278
Tata Motors Ltd.	1,045,793	7,086
* CESC Ltd.	210,894	1,847
Bharti Airtel Ltd.	258,544	1,703
Axis Bank Ltd.	189,986	1,665
Bank of Baroda	363,208	822
Maruti Suzuki India Ltd.	9,561	604
		45,620

Indonesia (0.0%)
	Telekomunikasi Indonesia Persero Tbk PT ADR	17,078	741
*	XL Axiata Tbk PT	1,387,000	383
			1,124
Ireland (1.7%)
	Ryanair Holdings plc ADR	458,230	32,695
	CRH plc	863,076	24,215
*	Bank of Ireland	47,263,464	19,132
*	Paddy Power plc	21,416	1,836
	Irish Continental Group plc	172,402	755
*	Irish Bank Resolution Corp. Ltd.	122,273	—
			78,633
Israel (0.3%)
	Teva Pharmaceutical Industries Ltd. ADR	220,151	13,011

Italy (0.7%)
*	Fiat Chrysler Automobiles NV	934,831	13,714
^	Piaggio & C SPA	1,304,520	4,377
^	Luxottica Group SPA ADR	55,585	3,694
	UniCredit SPA	380,064	2,554
	CNH Industrial NV	240,524	2,195
	EXOR SPA	35,006	1,672
^,* Saipem SPA		110,980	1,173
	Luxottica Group SPA	16,888	1,123
	Intesa Sanpaolo SPA (Registered)	240,460	873
	Davide Campari-Milano SPA	58,316	444
*	Saras SPA	104,270	185
			32,004
Japan (9.5%)
	MS&AD Insurance Group Holdings Inc.	1,065,500	33,167
	Mizuho Financial Group Inc.	12,625,800	27,319
	Nippon Telegraph & Telephone Corp.	713,800	25,851
	Daito Trust Construction Co. Ltd.	155,700	16,114
	SMC Corp.	52,700	15,858
	Inpex Corp.	1,286,400	14,602
	Tokyo Electron Ltd.	216,600	13,766
	Secom Co. Ltd.	180,500	11,726
	Olympus Corp.	328,400	11,338
	THK Co. Ltd.	524,300	11,315
	Rohm Co. Ltd.	160,900	10,780
	Daiwa House Industry Co. Ltd.	410,000	9,552
	Japan Exchange Group Inc.	286,500	9,288
	Toyota Motor Corp.	132,500	8,867
	CyberAgent Inc.	186,400	8,843
	Sumitomo Mitsui Financial Group Inc.	196,900	8,766
	FUJIFILM Holdings Corp.	238,000	8,494
	Dai-ichi Life Insurance Co. Ltd.	407,300	7,998
	Sumitomo Chemical Co. Ltd.	1,247,000	7,493
	Sompo Japan Nipponkoa Holdings Inc.	202,100	7,400
	Seven & i Holdings Co. Ltd.	160,200	6,877
	Hitachi Ltd.	991,000	6,528
	Shiseido Co. Ltd.	260,600	5,911
	East Japan Railway Co.	65,600	5,897
	Mitsubishi Corp.	262,100	5,762
	NTT Data Corp.	122,700	5,358
	West Japan Railway Co.	82,700	5,291

Mitsubishi UFJ Financial Group Inc.	735,400	5,291
Resona Holdings Inc.	914,800	4,989
JFE Holdings Inc.	221,900	4,916
USS Co. Ltd.	270,000	4,869
^ Kirin Holdings Co. Ltd.	350,200	4,824
Tokio Marine Holdings Inc.	111,500	4,637
Obayashi Corp.	613,000	4,470
Kao Corp.	93,600	4,353
Fujitsu Ltd.	752,000	4,202
Mitsubishi Estate Co. Ltd.	178,000	3,834
Alfresa Holdings Corp.	227,300	3,537
Mitsubishi Heavy Industries Ltd.	576,000	3,501
Marui Group Co. Ltd.	238,400	3,221
Nintendo Co. Ltd.	18,800	3,136
Tohoku Electric Power Co. Inc.	226,200	3,063
Isetan Mitsukoshi Holdings Ltd.	171,200	3,059
Toyo Seikan Group Holdings Ltd.	190,600	3,058
Yamato Holdings Co. Ltd.	156,100	3,018
Japan Tobacco Inc.	82,800	2,944
Sumitomo Electric Industries Ltd.	163,900	2,537
Dentsu Inc.	48,800	2,525
Central Japan Railway Co.	13,000	2,346
Toyo Suisan Kaisha Ltd.	64,200	2,339
Japan Airlines Co. Ltd.	66,400	2,314
Otsuka Holdings Co. Ltd.	72,000	2,294
Sekisui House Ltd.	140,000	2,223
Bandai Namco Holdings Inc.	109,950	2,125
Toyota Industries Corp.	37,200	2,118
LIXIL Group Corp.	94,300	1,871
Shimizu Corp.	219,000	1,843
NH Foods Ltd.	77,000	1,756
Mitsubishi Logistics Corp.	129,000	1,693
Chiba Bank Ltd.	213,000	1,622
Astellas Pharma Inc.	108,900	1,551
* Tokyo Electric Power Co. Inc.	281,500	1,534
ITOCHU Corp.	99,700	1,317
Azbil Corp.	49,900	1,290
Onward Holdings Co. Ltd.	179,000	1,234
Bank of Yokohama Ltd.	200,000	1,225
Sumitomo Forestry Co. Ltd.	99,200	1,223
Sojitz Corp.	490,200	1,191
Yamada Denki Co. Ltd.	260,800	1,043
Daiwa Securities Group Inc.	132,000	987
Sega Sammy Holdings Inc.	74,400	973
Sumitomo Dainippon Pharma Co. Ltd.	87,500	964
Nippon Suisan Kaisha Ltd.	297,100	849
Daiichi Sankyo Co. Ltd.	36,800	680
Asahi Glass Co. Ltd.	92,000	552
Kinden Corp.	36,000	476
MediPal Holdings Corp.	24,800	404
ANA Holdings Inc.	136,000	369
Sumitomo Heavy Industries Ltd.	61,000	355
Nomura Holdings Inc.	38,600	261
SKY Perfect JSAT Holdings Inc.	47,300	254
Hitachi Metals Ltd.	4,000	62
Yellow Hat Ltd.	400	8
		433,491

Luxembourg (0.0%)
O'Key Group SA GDR	285,829	680

Malaysia (0.2%)
Tenaga Nasional Bhd.	1,789,400	5,994
AirAsia Bhd.	2,649,600	1,081
Top Glove Corp. Bhd.	231,500	408
DiGi.Com Bhd.	167,500	238
		7,721
Mexico (0.7%)
America Movil SAB de CV ADR	1,056,544	22,515
America Movil SAB de CV	5,852,249	6,240
Grupo Televisa SAB ADR	37,900	1,471
Grupo Comercial Chedraui SA de CV	388,620	1,104
		31,330
Netherlands (0.9%)
Unilever NV	638,872	26,711
Heineken NV	47,063	3,578
Boskalis Westminster NV	49,717	2,441
Akzo Nobel NV	27,493	2,007
Koninklijke Ahold NV	101,430	1,904
Koninklijke KPN NV	472,269	1,811
Koninklijke Philips NV	61,844	1,578
ASML Holding NV	7,863	818
Wolters Kluwer NV	20,760	618
Randstad Holding NV	9,487	617
Koninklijke Vopak NV	8,864	448
		42,531
New Zealand (0.0%)
Spark New Zealand Ltd.	841,087	1,592
PGG Wrightson Ltd.	51,996	16
		1,608
Norway (0.9%)
Statoil ASA	1,113,460	19,912
Schibsted ASA Class A	300,278	9,303
* Schibsted ASA Class B	300,278	9,077
DNB ASA	65,792	1,095
		39,387
Other (0.3%)
2 Vanguard FTSE Emerging Markets ETF	283,691	11,597
* Washington Mutual Inc. Escrow	166,300	—
		11,597
Peru (0.0%)
Cia de Minas Buenaventura SAA ADR	89,696	931

Philippines (0.1%)
Energy Development Corp.	10,281,600	1,705
Lopez Holdings Corp.	3,396,649	535
		2,240
Poland (0.1%)
PGE Polska Grupa Energetyczna SA	787,654	3,863
Polskie Gornictwo Naftowe i Gazownictwo SA	347,186	609
Bank Pekao SA	7,285	349

Tauron Polska Energia SA	215,055	250
		5,071
Qatar (0.0%)
Barwa Real Estate Co.	129,964	1,882

Russia (0.2%)
Sberbank of Russia ADR	1,233,509	6,432
Lukoil OAO ADR	29,773	1,312
* Yandex NV Class A	73,615	1,121
Gazprom OAO ADR	126,878	661
		9,526
Singapore (0.6%)
DBS Group Holdings Ltd.	1,562,100	23,968
Great Eastern Holdings Ltd.	166,500	3,033
United Overseas Bank Ltd.	46,000	787
GuocoLeisure Ltd.	838,400	619
Singapore Airlines Ltd.	51,800	412
Haw Par Corp. Ltd.	47,200	316
United Industrial Corp. Ltd.	116,300	293
		29,428
South Africa (1.5%)
Naspers Ltd.	308,167	47,921
MTN Group Ltd.	462,697	8,691
FirstRand Ltd.	968,319	4,242
Standard Bank Group Ltd.	304,525	4,007
Old Mutual plc	424,499	1,350
Sasol Ltd.	22,402	830
* Telkom SA SOC Ltd.	135,638	715
Anglo American plc Ordinary Shares	45,746	666
Grindrod Ltd.	480,323	531
Liberty Holdings Ltd.	26,883	321
* Anglo American Platinum Ltd.	7,044	159
* African Bank Investments Ltd.	2,597,627	—
		69,433
South Korea (2.5%)
Samsung Electronics Co. Ltd.	32,421	36,784
SK Hynix Inc.	599,667	22,728
Samsung Electronics Co. Ltd. GDR	35,004	19,952
SK Holdings Co. Ltd.	46,854	8,305
LG Display Co. Ltd.	199,021	4,595
Shinhan Financial Group Co. Ltd.	108,990	4,057
Hyundai Motor Co.	21,662	2,637
Lotte Shopping Co. Ltd.	11,970	2,514
Hana Financial Group Inc.	87,518	2,276
KB Financial Group Inc.	50,635	1,672
LG Uplus Corp.	186,440	1,647
* KT Corp.	55,323	1,410
S-1 Corp.	14,113	992
Kolon Industries Inc.	13,666	792
Hite Jinro Co. Ltd.	31,150	631
GS Home Shopping Inc.	1,959	369
CJ O Shopping Co. Ltd.	1,841	339
		111,700
Spain (0.6%)
Distribuidora Internacional de Alimentacion SA	1,526,419	11,698

* Banco Popular Espanol SA	1,482,327	7,212
* Banco Santander SA	299,736	2,108
Viscofan SA	29,118	1,762
* Acerinox SA	97,098	1,344
Mediaset Espana Comunicacion SA	89,506	1,175
Amadeus IT Holding SA	17,910	715
Telefonica SA	36,044	514
Grifols SA	9,314	376
* Gamesa Corp. Tecnologica SA	19,831	313
* Acerinox SA Rights Expire 07/01/2015	97,098	43
		27,260
Sweden (1.4%)
* Svenska Handelsbanken AB Class A	1,886,670	27,542
* Atlas Copco AB Class B	643,517	16,031
Volvo AB Class B	773,375	9,603
* Assa Abloy AB Class B	254,280	4,787
Telefonaktiebolaget LM Ericsson Class B	154,599	1,610
Nordea Bank AB	97,040	1,210
Millicom International Cellular SA	14,097	1,040
Modern Times Group MTG AB Class B	30,279	813
Swedish Match AB	21,207	603
BillerudKorsnas AB	22,507	354
SKF AB	13,637	311
Skanska AB Class B	14,676	297
* Swedish Orphan Biovitrum AB	22,239	295
L E Lundbergforetagen AB Class B	6,634	295
Peab AB	37,897	280
* Oriflame Holding AG	6,251	101
		65,172
Switzerland (2.6%)
Nestle SA	753,566	54,370
Schindler Holding AG	112,312	18,369
Novartis AG	144,245	14,188
Cie Financiere Richemont SA	168,133	13,665
Geberit AG	20,429	6,811
Roche Holding AG	16,660	4,671
Adecco SA	31,503	2,557
UBS Group AG	100,128	2,124
Logitech International SA	76,736	1,124
Sonova Holding AG	7,237	979
Helvetia Holding AG	927	530
ABB Ltd.	16,870	354
		119,742
Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,202,258	50,013
Hon Hai Precision Industry Co. Ltd.	9,808,760	30,823
Fubon Financial Holding Co. Ltd.	13,176,279	26,186
United Microelectronics Corp.	19,630,000	8,291
Taiwan Semiconductor Manufacturing Co. Ltd.	1,663,577	7,567
Yungtay Engineering Co. Ltd.	1,338,000	2,573
Delta Electronics Inc.	323,000	1,652
Teco Electric and Machinery Co. Ltd.	1,032,199	801
Chroma ATE Inc.	255,000	564
Pegatron Corp.	115,000	337
		128,807

Thailand (0.1%)
Bangkok Bank PCL (Foreign)	459,200	2,422
Thanachart Capital PCL	1,459,800	1,435
Krung Thai Bank PCL (Foreign)	655,500	331
		4,188
Turkey (0.1%)
Turkiye Garanti Bankasi AS	859,246	2,680
* Tupras Turkiye Petrol Rafinerileri AS	31,429	796
		3,476
United Arab Emirates (0.2%)
Dragon Oil plc	660,747	7,543

United Kingdom (6.7%)
Prudential plc	2,027,915	48,872
Reckitt Benckiser Group plc	284,990	24,576
Royal Dutch Shell plc Class A	861,651	24,505
Wolseley plc	338,620	21,595
Rolls-Royce Holdings plc	1,240,124	16,939
Hays plc	4,347,777	11,150
WPP plc	489,895	10,996
* Coca-Cola HBC AG	508,107	10,905
Rightmove plc	99,963	5,143
BP plc	730,003	4,845
Capita plc	244,293	4,747
Compass Group plc	278,843	4,612
Jupiter Fund Management plc	649,724	4,552
Aggreko plc	190,176	4,296
ITV plc	1,037,089	4,291
Lloyds Banking Group plc	3,135,105	4,208
Intertek Group plc	106,017	4,076
Unilever plc	91,037	3,909
Bunzl plc	141,130	3,850
Provident Financial plc	78,809	3,623
Barclays plc	811,746	3,327
Diageo plc	111,989	3,243
3 Merlin Entertainments plc	461,709	3,097
Reed Elsevier plc	166,415	2,704
DCC plc	33,905	2,663
G4S plc	611,109	2,577
3i Group plc	310,377	2,519
BAE Systems plc	350,146	2,481
Carnival plc	45,319	2,317
BP plc ADR	57,926	2,315
Experian plc	126,890	2,308
Daily Mail & General Trust plc	153,942	2,246
ICAP plc	255,013	2,121
HomeServe plc	313,202	2,120
Standard Chartered plc	130,529	2,090
International Personal Finance plc	273,297	1,965
* Betfair Group plc	50,286	1,902
Stagecoach Group plc	297,945	1,891
TUI AG	115,776	1,873
Royal Dutch Shell plc Class B	63,268	1,801
* Thomas Cook Group plc	802,580	1,725
Admiral Group plc	77,266	1,684
Rio Tinto plc	39,475	1,624

	SSP Group plc	358,652	1,615
	Rexam plc	183,948	1,595
	BHP Billiton plc	78,922	1,552
	Spectris plc	45,591	1,511
	WH Smith plc	62,959	1,510
	IG Group Holdings plc	125,901	1,476
	Moneysupermarket.com Group plc	316,741	1,446
	Vodafone Group plc	395,606	1,443
	Glencore plc	350,455	1,405
	Cable & Wireless Communications plc	1,291,873	1,350
	Serco Group plc	691,740	1,283
	Tesco plc	367,254	1,224
	Informa plc	138,439	1,189
	Pets at Home Group plc	246,359	1,157
	Inchcape plc	83,374	1,061
*	Just Eat plc	147,610	943
	Barratt Developments plc	92,591	893
	Sky plc	54,691	891
	Berendsen plc	52,279	837
	Devro plc	154,626	736
	Michael Page International plc	71,569	612
	Smith & Nephew plc	36,108	611
	Amec Foster Wheeler plc	42,241	543
	Close Brothers Group plc	21,405	514
	Millennium & Copthorne Hotels plc	53,835	486
	National Express Group plc	91,112	440
	GlaxoSmithKline plc	18,737	390
	IMI plc	20,621	365
	Northgate plc	38,772	350
	British American Tobacco plc	6,414	345
	Centrica plc	73,549	305
	GVC Holdings plc	38,241	272
	Petrofac Ltd.	18,152	264
	Antofagasta plc	22,918	248
*,3 Non-Standard Finance plc		115,857	187
			305,332

Total International			2,303,786
United States (46.0%)
Consumer Discretionary (5.8%)
	Royal Caribbean Cruises Ltd.	658,826	51,843
*	Amazon.com Inc.	83,141	36,091
	Harley-Davidson Inc.	418,828	23,601
*	CarMax Inc.	336,884	22,305
	Cablevision Systems Corp. Class A	759,254	18,177
	McDonald's Corp.	171,287	16,284
	Dillard's Inc. Class A	142,771	15,018
^,* Tesla Motors Inc.		54,373	14,586
	Omnicom Group Inc.	198,384	13,786
	Time Warner Inc.	150,733	13,176
*	TripAdvisor Inc.	137,243	11,959
*	Murphy USA Inc.	176,884	9,874
	Cooper Tire & Rubber Co.	182,615	6,178
	Cracker Barrel Old Country Store Inc.	22,221	3,314
*	American Axle & Manufacturing Holdings Inc.	158,378	3,312
	AMC Entertainment Holdings Inc.	45,779	1,404

*	TravelCenters of America LLC	76,819	1,141
*	Express Inc.	39,455	714
	Texas Roadhouse Inc. Class A	17,812	667
	PetMed Express Inc.	29,777	514
	Marriott Vacations Worldwide Corp.	5,470	502
	Nutrisystem Inc.	16,481	410
	Ruth's Hospitality Group Inc.	23,318	376
*	Unifi Inc.	10,209	342
	Outerwall Inc.	4,276	325
*	Citi Trends Inc.	13,254	321
	Speedway Motorsports Inc.	14,086	319
	Rocky Brands Inc.	14,203	266
*	Sun-Times Media Group Inc. Class A	130,959	—
			266,805
Consumer Staples (3.8%)
	Colgate-Palmolive Co.	593,083	38,794
	Procter & Gamble Co.	325,485	25,466
	Bunge Ltd.	247,602	21,740
	Coca-Cola Co.	445,725	17,486
	Hershey Co.	179,668	15,960
	Archer-Daniels-Midland Co.	303,778	14,648
^	Pilgrim's Pride Corp.	577,852	13,273
	Estee Lauder Cos. Inc. Class A	74,292	6,438
	Costco Wholesale Corp.	43,923	5,932
	Cal-Maine Foods Inc.	105,079	5,485
	Sanderson Farms Inc.	43,996	3,307
*	SUPERVALU Inc.	222,276	1,798
	Kroger Co.	22,791	1,653
*	Omega Protein Corp.	52,359	720
*	Medifast Inc.	9,103	294
	Ingles Markets Inc. Class A	2,100	100
			173,094
Energy (3.0%)
	Valero Energy Corp.	333,496	20,877
	EOG Resources Inc.	213,558	18,697
	PBF Energy Inc. Class A	446,026	12,676
	Delek US Holdings Inc.	323,169	11,899
	Tesoro Corp.	131,919	11,135
^,* Ultra Petroleum Corp.		722,895	9,051
	Superior Energy Services Inc.	383,458	8,068
	Marathon Petroleum Corp.	134,699	7,046
	Western Refining Inc.	129,598	5,653
	World Fuel Services Corp.	110,297	5,289
	Atwood Oceanics Inc.	129,482	3,423
	National Oilwell Varco Inc.	70,340	3,396
	Green Plains Inc.	109,631	3,020
	Alon USA Energy Inc.	121,759	2,301
*	WPX Energy Inc.	150,718	1,851
	QEP Resources Inc.	84,160	1,558
	Noble Corp. plc	92,393	1,422
*	SEACOR Holdings Inc.	19,329	1,371
*	REX American Resources Corp.	20,076	1,278
*	Pioneer Energy Services Corp.	162,234	1,029
*	Renewable Energy Group Inc.	88,038	1,018
*	Cameron International Corp.	17,105	896
*	Cloud Peak Energy Inc.	163,071	760

HollyFrontier Corp.	9,743	416
* C&J Energy Services Ltd.	27,353	361
* Unit Corp.	10,388	282
* Newpark Resources Inc.	24,541	199
* Pacific Ethanol Inc.	10,977	113
		135,085
Financials (9.9%)
Wells Fargo & Co.	913,994	51,403
* Berkshire Hathaway Inc. Class B	266,357	36,254
* Markel Corp.	39,519	31,642
TD Ameritrade Holding Corp.	806,950	29,712
M&T Bank Corp.	234,369	29,280
First Republic Bank	432,147	27,238
Voya Financial Inc.	563,534	26,187
Moody's Corp.	214,299	23,136
US Bancorp	505,633	21,944
Travelers Cos. Inc.	222,840	21,540
Chubb Corp.	200,583	19,083
American Express Co.	241,508	18,770
* Alleghany Corp.	27,382	12,836
Loews Corp.	313,082	12,057
Aflac Inc.	191,864	11,934
Financial Engines Inc.	190,870	8,108
* Howard Hughes Corp.	53,000	7,608
Leucadia National Corp.	301,500	7,320
* PHH Corp.	275,931	7,183
Franklin Resources Inc.	138,938	6,812
CYS Investments Inc.	837,289	6,472
American Equity Investment Life Holding Co.	213,951	5,772
JPMorgan Chase & Co.	74,462	5,046
RenaissanceRe Holdings Ltd.	40,272	4,088
Aspen Insurance Holdings Ltd.	73,949	3,542
Endurance Specialty Holdings Ltd.	51,308	3,371
Investment Technology Group Inc.	84,347	2,092
Rayonier Inc.	66,684	1,704
Solar Capital Ltd.	91,845	1,653
* INTL. FCStone Inc.	39,866	1,325
* Cowen Group Inc. Class A	198,287	1,269
Assured Guaranty Ltd.	48,400	1,161
Bank of New York Mellon Corp.	20,472	859
Everest Re Group Ltd.	4,046	736
* KCG Holdings Inc. Class A	58,474	721
* World Acceptance Corp.	9,312	573
RE/MAX Holdings Inc.	9,987	355
GAIN Capital Holdings Inc.	34,802	333
Employers Holdings Inc.	12,406	283
Calamos Asset Management Inc. Class A	17,710	217
* Ambac Financial Group Inc.	12,212	203
		451,822
Health Care (7.2%)
Anthem Inc.	376,549	61,807
Johnson & Johnson	294,492	28,701
* Waters Corp.	213,142	27,363
* Centene Corp.	301,056	24,205
* United Therapeutics Corp.	130,952	22,779
* Health Net Inc.	248,673	15,945

^,* Myriad Genetics Inc.		447,318	15,204
*	Charles River Laboratories International Inc.	194,580	13,687
	Baxter International Inc.	170,443	11,919
*	PAREXEL International Corp.	180,355	11,599
	Pfizer Inc.	329,492	11,048
*	Seattle Genetics Inc.	215,000	10,406
	Abbott Laboratories	188,784	9,265
	PDL BioPharma Inc.	1,062,011	6,829
*	Bio-Rad Laboratories Inc. Class A	40,704	6,130
	Aetna Inc.	43,109	5,495
*	Varian Medical Systems Inc.	61,857	5,216
*	Magellan Health Inc.	68,379	4,791
*	Intuitive Surgical Inc.	8,519	4,127
*	Depomed Inc.	153,036	3,284
*	LifePoint Health Inc.	36,300	3,156
*	Quintiles Transnational Holdings Inc.	43,023	3,124
	HealthSouth Corp.	65,778	3,030
	ResMed Inc.	46,500	2,621
*	Emergent BioSolutions Inc.	73,935	2,436
*	Molina Healthcare Inc.	30,330	2,132
*	Cambrex Corp.	32,835	1,443
*	Premier Inc. Class A	31,786	1,222
*	Repligen Corp.	24,389	1,007
*	Affymetrix Inc.	91,726	1,002
*	VWR Corp.	34,397	919
*	NewLink Genetics Corp.	19,732	874
*	Sagent Pharmaceuticals Inc.	34,545	840
	Cigna Corp.	4,870	789
*	Triple-S Management Corp. Class B	28,538	732
*	Luminex Corp.	37,026	639
*	Mettler-Toledo International Inc.	1,617	552
*	Enanta Pharmaceuticals Inc.	11,637	524
	Ensign Group Inc.	8,521	435
*	Merit Medical Systems Inc.	18,475	398
*	INC Research Holdings Inc. Class A	9,873	396
*	Supernus Pharmaceuticals Inc.	22,352	380
*	Addus HomeCare Corp.	11,954	333
*	Sucampo Pharmaceuticals Inc. Class A	18,850	310
	Select Medical Holdings Corp.	18,171	294
*	Air Methods Corp.	6,943	287
*	SurModics Inc.	11,690	274
*	Infinity Pharmaceuticals Inc.	20,461	224
*	Five Star Quality Care Inc.	40,229	193
*	Alliance HealthCare Services Inc.	6,889	129
*	Symmetry Surgical Inc.	8,121	71
			330,566
Industrials (3.7%)
	Alaska Air Group Inc.	395,582	25,487
*	JetBlue Airways Corp.	1,176,190	24,418
	Emerson Electric Co.	255,426	14,158
	Northrop Grumman Corp.	82,124	13,027
	Lincoln Electric Holdings Inc.	213,507	13,001
	CH Robinson Worldwide Inc.	207,904	12,971
	3M Co.	75,463	11,644
*	Hawaiian Holdings Inc.	384,481	9,131
^,* NOW Inc.		430,793	8,577
*	Clean Harbors Inc.	128,869	6,925

	MSC Industrial Direct Co. Inc. Class A	67,680	4,722
*	Atlas Air Worldwide Holdings Inc.	75,470	4,148
	Expeditors International of Washington Inc.	67,192	3,098
	Werner Enterprises Inc.	101,893	2,675
	Insperity Inc.	50,699	2,581
	Towers Watson & Co. Class A	20,321	2,556
	Argan Inc.	34,880	1,407
*	RPX Corp.	53,302	901
	SkyWest Inc.	42,694	642
	Kimball International Inc. Class B	48,535	590
*	American Woodmark Corp.	10,504	576
*	Vectrus Inc.	20,431	508
	Comfort Systems USA Inc.	20,908	480
*	MYR Group Inc.	11,954	370
	Douglas Dynamics Inc.	17,198	369
	Heidrick & Struggles International Inc.	13,045	340
*	CRA International Inc.	12,066	336
*	CBIZ Inc.	33,815	326
*	Ducommun Inc.	12,486	321
*	Air Transport Services Group Inc.	28,770	302
	Encore Wire Corp.	6,594	292
	Global Brass & Copper Holdings Inc.	16,817	286
	Quad/Graphics Inc.	13,326	247
			167,412
Information Technology (10.6%)
*	eBay Inc.	512,067	30,847
	Computer Sciences Corp.	421,523	27,669
*	Google Inc. Class C	52,486	27,319
	FLIR Systems Inc.	696,926	21,479
	MasterCard Inc. Class A	209,303	19,566
	Oracle Corp.	480,352	19,358
	Xilinx Inc.	432,465	19,098
	Visa Inc. Class A	279,016	18,736
	Jabil Circuit Inc.	878,531	18,704
	Linear Technology Corp.	418,505	18,510
	Dolby Laboratories Inc. Class A	369,004	14,642
	Intel Corp.	444,432	13,517
	Teradyne Inc.	681,072	13,138
	Texas Instruments Inc.	236,807	12,198
	QUALCOMM Inc.	192,100	12,031
	Lexmark International Inc. Class A	254,841	11,264
	Xerox Corp.	1,042,695	11,094
	MAXIMUS Inc.	154,624	10,163
*	Facebook Inc. Class A	105,204	9,023
	DST Systems Inc.	70,903	8,932
	Accenture plc Class A	92,146	8,918
	Microsoft Corp.	201,127	8,880
	Amdocs Ltd.	161,393	8,810
	Analog Devices Inc.	135,262	8,682
	Convergys Corp.	318,184	8,111
	Science Applications International Corp.	145,799	7,705
	Booz Allen Hamilton Holding Corp. Class A	245,453	6,195
	Broadridge Financial Solutions Inc.	123,661	6,184
*	OmniVision Technologies Inc.	225,224	5,900
^,* Zillow Group Inc. Class A		67,906	5,890
*	Tech Data Corp.	93,453	5,379
	Vishay Intertechnology Inc.	453,941	5,302

* Google Inc. Class A	9,772	5,277
Altera Corp.	86,500	4,429
* Amkor Technology Inc.	719,237	4,301
FactSet Research Systems Inc.	23,731	3,857
* Twitter Inc.	104,690	3,792
Paychex Inc.	73,865	3,463
Jack Henry & Associates Inc.	40,351	2,611
* Benchmark Electronics Inc.	107,978	2,352
ManTech International Corp. Class A	80,486	2,334
Automatic Data Processing Inc.	28,943	2,322
CSG Systems International Inc.	72,359	2,291
* Manhattan Associates Inc.	36,621	2,184
* Flextronics International Ltd.	165,403	1,871
Tessera Technologies Inc.	40,632	1,543
* Sanmina Corp.	75,171	1,515
* Euronet Worldwide Inc.	23,308	1,438
* Aspen Technology Inc.	30,084	1,370
* Synopsys Inc.	26,846	1,360
* Sykes Enterprises Inc.	54,007	1,310
* Insight Enterprises Inc.	43,008	1,286
EarthLink Holdings Corp.	149,361	1,119
* Net 1 UEPS Technologies Inc.	60,242	1,101
Activision Blizzard Inc.	35,432	858
* EnerNOC Inc.	83,187	807
* DHI Group Inc.	90,578	805
* Keysight Technologies Inc.	24,229	756
* NeuStar Inc. Class A	22,448	656
* Genpact Ltd.	28,164	601
* Arrow Electronics Inc.	10,029	560
* Kimball Electronics Inc.	36,401	531
* Photronics Inc.	54,881	522
* ExlService Holdings Inc.	13,715	474
* ePlus Inc.	6,096	467
* United Online Inc.	25,472	399
TeleTech Holdings Inc.	12,295	333
* TTM Technologies Inc.	30,501	305
* EchoStar Corp. Class A	6,171	300
* Polycom Inc.	25,766	295
Pericom Semiconductor Corp.	21,426	282
* Autobytel Inc.	9,100	146
		485,467
Materials (1.9%)
Praxair Inc.	283,611	33,906
Martin Marietta Materials Inc.	143,520	20,309
Monsanto Co.	123,899	13,206
Sigma-Aldrich Corp.	46,298	6,452
Bemis Co. Inc.	108,210	4,871
* Chemtura Corp.	93,034	2,634
* Mercer International Inc.	57,584	788
* Clearwater Paper Corp.	13,406	768
Avery Dennison Corp.	7,802	475
Neenah Paper Inc.	7,848	463
* US Concrete Inc.	9,355	354
* Trinseo SA	12,271	329
Stepan Co.	6,022	326

KMG Chemicals Inc.			10,096	257
				85,138
Telecommunication Services (0.0%)
Telephone & Data Systems Inc.			16,812	494
IDT Corp. Class B			13,786	249
Inteliquent Inc.			11,193	206
				949
Utilities (0.1%)
* Talen Energy Corp.			132,619	2,276

Total United States				2,098,614
Total Common Stocks (Cost $3,778,431)				4,402,400
	Coupon
Temporary Cash Investments (4.4%)[1]
Money Market Fund (4.3%)
[4,5] Vanguard Market Liquidity Fund	0.137%		194,423,555	194,424

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[6,7] Federal Home Loan Bank Discount Notes	0.083%	7/22/15	3,000	3,000
[6,7] Federal Home Loan Bank Discount Notes	0.085%	7/24/15	3,000	3,000
[6,7] Federal Home Loan Bank Discount Notes	0.088%	9/4/15	1,000	999
				6,999
Total Temporary Cash Investments (Cost $201,423)				201,423
Total Investments (100.8%) (Cost $3,979,854)				4,603,823
Other Assets and Liabilities-Net (-0.8%)[5]				(37,603)
Net Assets (100%)				4,566,220

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,439,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 2.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate value of these securities was $3,284,000, representing 0.1% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $36,404,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $5,400,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the

Global Equity Fund

close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	403,278	1,900,508	—
Common Stocks—United States	2,098,614	—	—
Temporary Cash Investments	194,424	6,999	—
Futures Contracts—Assets[1]	158	—	—
Futures Contracts—Liabilities[1]	(254)	—	—
Forward Currency Contracts—Assets	—	34	—
Forward Currency Contracts—Liabilities	—	(147)	—
Total	2,696,220	1,907,394	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to

Global Equity Fund

accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	September 2015	80	41,088	(588)
E-mini S&P MidCap 400 Index	September 2015	127	19,026	(303)
Dow Jones EURO STOXX 50 Index	September 2015	354	13,553	77
Topix Index	September 2015	79	10,527	(32)
FTSE 100 Index	September 2015	103	10,520	(238)
S&P ASX 200 Index	September 2015	45	4,667	(75)
				(1,159)

Global Equity Fund

Unrealized appreciation (depreciation) on open S&P 500 Index, E-mini S&P MidCap 400 Index, Dow Jones EURO STOXX 50 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2015, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	9/23/15	EUR	12,107	USD	13,635	(121)
Citibank, N.A.	9/23/15	GBP	6,843	USD	10,744	1
Morgan Stanley Capital
Services LLC	9/15/15	JPY	1,292,374	USD	10,537	33
The Toronto-Dominion Bank	9/22/15	AUD	6,172	USD	4,765	(26)
						(113)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At June 30, 2015, the cost of investment securities for tax purposes was $3,987,435,000. Net unrealized appreciation of investment securities for tax purposes was $616,388,000, consisting of unrealized gains of $825,276,000 on securities that had risen in value since their purchase and $208,888,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments
As of June 30, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (14.5%)
*	Skechers U.S.A. Inc. Class A	61,000	6,697
	American Eagle Outfitters Inc.	345,500	5,950
*	Madison Square Garden Co. Class A	67,300	5,619
	Marriott Vacations Worldwide Corp.	59,600	5,468
	Outerwall Inc.	71,000	5,404
	Cracker Barrel Old Country Store Inc.	35,600	5,310
	Carter's Inc.	48,800	5,187
	Brinker International Inc.	89,400	5,154
	Jack in the Box Inc.	55,900	4,928
*	American Axle & Manufacturing Holdings Inc.	226,500	4,736
*	Denny's Corp.	405,000	4,702
	Big Lots Inc.	103,300	4,647
	Cato Corp. Class A	114,800	4,450
	Nutrisystem Inc.	178,700	4,446
*	Murphy USA Inc.	78,800	4,399
*	Starz	93,518	4,182
	Cooper Tire & Rubber Co.	122,100	4,131
*	Universal Electronics Inc.	74,900	3,733
*	Strayer Education Inc.	86,200	3,715
^	World Wrestling Entertainment Inc. Class A	218,600	3,607
*	Burlington Stores Inc.	62,500	3,200
	Dillard's Inc. Class A	28,550	3,003
	Kirkland's Inc.	102,100	2,846
	Wolverine World Wide Inc.	94,500	2,691
*	ServiceMaster Global Holdings Inc.	69,100	2,499
	Dana Holding Corp.	110,000	2,264
*	Vince Holding Corp.	181,600	2,176
	AMC Entertainment Holdings Inc.	69,900	2,145
	Time Inc.	85,800	1,974
*	Boyd Gaming Corp.	128,900	1,927
	Sonic Corp.	65,400	1,884
*	Pinnacle Entertainment Inc.	46,000	1,715
	Caleres Inc.	50,600	1,608
*	Iconix Brand Group Inc.	57,100	1,426
	Cinemark Holdings Inc.	31,900	1,281
*	Tower International Inc.	41,600	1,084
*	BJ's Restaurants Inc.	17,600	853
*	Deckers Outdoor Corp.	11,300	813
*	Unifi Inc.	22,000	737
*	MarineMax Inc.	23,000	541
*	Grand Canyon Education Inc.	12,600	534
*	1-800-Flowers.com Inc. Class A	43,200	452
	Stage Stores Inc.	24,800	435
	New York Times Co. Class A	28,600	390
	Oxford Industries Inc.	4,000	350
	Children's Place Inc.	5,200	340
*	Citi Trends Inc.	11,000	266
	Domino's Pizza Inc.	2,200	249
*	Diamond Resorts International Inc.	7,800	246

Clear Channel Outdoor Holdings Inc. Class A	22,200	225
		136,619
Consumer Staples (3.3%)
Cal-Maine Foods Inc.	95,700	4,996
^ Sanderson Farms Inc.	63,200	4,750
* SUPERVALU Inc.	545,700	4,415
* USANA Health Sciences Inc.	28,000	3,826
Ingles Markets Inc. Class A	67,000	3,201
Pinnacle Foods Inc.	69,900	3,183
^ Pilgrim's Pride Corp.	108,250	2,486
Fresh Del Monte Produce Inc.	39,605	1,531
Spectrum Brands Holdings Inc.	10,100	1,030
Casey's General Stores Inc.	6,900	661
Lancaster Colony Corp.	4,900	445
Vector Group Ltd.	11,000	258
		30,782
Energy (4.3%)
PBF Energy Inc. Class A	199,500	5,670
Western Refining Inc.	128,200	5,592
Alon USA Energy Inc.	277,900	5,252
Delek US Holdings Inc.	118,400	4,360
Green Plains Inc.	150,700	4,152
* Oil States International Inc.	111,400	4,147
* WPX Energy Inc.	325,000	3,991
World Fuel Services Corp.	60,300	2,891
Targa Resources Corp.	18,200	1,624
Atwood Oceanics Inc.	52,400	1,385
^ Paragon Offshore plc	895,100	976
		40,040
Financials (24.2%)
* MGIC Investment Corp.	536,700	6,108
Radian Group Inc.	319,400	5,992
* Walker & Dunlop Inc.	214,900	5,746
Allied World Assurance Co. Holdings AG	130,600	5,644
* Credit Acceptance Corp.	22,822	5,618
Validus Holdings Ltd.	123,600	5,437
AmTrust Financial Services Inc.	82,300	5,391
* Hilltop Holdings Inc.	212,300	5,114
Assured Guaranty Ltd.	206,000	4,942
Associated Banc-Corp	236,700	4,798
* Cowen Group Inc. Class A	743,406	4,758
International Bancshares Corp.	172,300	4,630
National Penn Bancshares Inc.	391,800	4,419
PrivateBancorp Inc.	110,500	4,400
* Western Alliance Bancorp	129,600	4,375
Investment Technology Group Inc.	169,800	4,211
HCI Group Inc.	93,000	4,111
* Heritage Insurance Holdings Inc.	178,800	4,111
Aspen Insurance Holdings Ltd.	82,000	3,928
Cathay General Bancorp	117,800	3,823
* Essent Group Ltd.	135,400	3,703
Hospitality Properties Trust	121,300	3,496
Washington Federal Inc.	148,000	3,456
LaSalle Hotel Properties	88,100	3,124
* Capital Bank Financial Corp.	105,400	3,064
Janus Capital Group Inc.	174,000	2,979

*	Strategic Hotels & Resorts Inc.	232,800	2,822
	Weingarten Realty Investors	84,900	2,775
	Sunstone Hotel Investors Inc.	181,200	2,720
	EPR Properties	49,400	2,706
	CBL & Associates Properties Inc.	158,700	2,571
	Ryman Hospitality Properties Inc.	48,100	2,555
	Nelnet Inc. Class A	58,848	2,549
	Piedmont Office Realty Trust Inc. Class A	141,500	2,489
	Medical Properties Trust Inc.	186,600	2,446
	GEO Group Inc.	70,500	2,408
	Post Properties Inc.	43,100	2,343
	Summit Hotel Properties Inc.	179,300	2,333
	DuPont Fabros Technology Inc.	78,400	2,309
	CyrusOne Inc.	78,300	2,306
	Corrections Corp. of America	68,212	2,256
*	Marcus & Millichap Inc.	48,800	2,252
	Chambers Street Properties	279,100	2,219
	FelCor Lodging Trust Inc.	224,400	2,217
	CoreSite Realty Corp.	47,600	2,163
	Hersha Hospitality Trust Class A	81,650	2,093
*,^ World Acceptance Corp.		33,900	2,085
	RLJ Lodging Trust	69,200	2,061
	Pennsylvania REIT	95,300	2,034
	Ramco-Gershenson Properties Trust	124,300	2,029
	Inland Real Estate Corp.	209,600	1,974
	CubeSmart	84,700	1,962
*	First NBC Bank Holding Co.	54,100	1,948
	American Assets Trust Inc.	48,900	1,917
	Omega Healthcare Investors Inc.	54,500	1,871
	BioMed Realty Trust Inc.	96,500	1,866
*	First BanCorp	382,300	1,843
	Healthcare Trust of America Inc. Class A	76,650	1,836
	DiamondRock Hospitality Co.	142,800	1,829
	Ashford Hospitality Trust Inc.	208,900	1,767
	Sovran Self Storage Inc.	18,900	1,643
	Monogram Residential Trust Inc.	172,700	1,558
	Universal Health Realty Income Trust	33,000	1,533
	Chatham Lodging Trust	56,100	1,485
	Home Properties Inc.	19,800	1,446
	Chesapeake Lodging Trust	46,600	1,420
*	Popular Inc.	48,100	1,388
	Capitol Federal Financial Inc.	112,300	1,352
*	KCG Holdings Inc. Class A	100,000	1,233
	Pebblebrook Hotel Trust	28,600	1,226
	Retail Properties of America Inc.	84,100	1,171
	Lexington Realty Trust	131,500	1,115
*	INTL. FCStone Inc.	33,300	1,107
	Government Properties Income Trust	59,600	1,106
	NorthStar Realty Finance Corp.	65,400	1,040
*	Enova International Inc.	53,300	996
*	PHH Corp.	38,000	989
	First Citizens BancShares Inc. Class A	3,500	921
	City Holding Co.	18,300	901
	First Industrial Realty Trust Inc.	46,500	871
	Central Pacific Financial Corp.	35,900	853
	Highwoods Properties Inc.	21,300	851
	One Liberty Properties Inc.	39,600	843

	Flushing Financial Corp.	36,300	763
	Rouse Properties Inc.	45,000	736
	Franklin Street Properties Corp.	62,400	706
	National General Holdings Corp.	31,500	656
	Silver Bay Realty Trust Corp.	38,200	622
	Fulton Financial Corp.	46,300	605
	HFF Inc. Class A	13,600	567
	Brandywine Realty Trust	42,300	562
	Synovus Financial Corp.	18,100	558
	Associated Estates Realty Corp.	16,621	476
	Montpelier Re Holdings Ltd.	10,700	423
	EastGroup Properties Inc.	6,400	360
	Heartland Financial USA Inc.	8,500	316
	Altisource Residential Corp.	14,600	246
	1st Source Corp.	7,200	246
	BancFirst Corp.	3,100	203
	Northfield Bancorp Inc.	13,100	197
			228,222
Health Care (14.2%)
	Ensign Group Inc.	113,800	5,811
*	VCA Inc.	99,600	5,419
*	Natus Medical Inc.	126,238	5,373
*	PAREXEL International Corp.	83,300	5,357
*	Charles River Laboratories International Inc.	75,700	5,325
*	Centene Corp.	65,800	5,290
*	Health Net Inc.	80,400	5,155
*	ABIOMED Inc.	78,100	5,134
*	ICU Medical Inc.	53,600	5,127
*,^ Merrimack Pharmaceuticals Inc.		411,200	5,085
*	Align Technology Inc.	76,700	4,810
	Quality Systems Inc.	287,900	4,771
*,^ NewLink Genetics Corp.		104,500	4,626
*	INC Research Holdings Inc. Class A	109,400	4,389
*	Depomed Inc.	203,900	4,376
*	Greatbatch Inc.	77,000	4,152
*	Infinity Pharmaceuticals Inc.	373,900	4,094
*	Lannett Co. Inc.	68,800	4,089
*	Nektar Therapeutics	308,500	3,859
	Chemed Corp.	28,400	3,723
*	Array BioPharma Inc.	498,200	3,592
*	Merit Medical Systems Inc.	166,300	3,582
*	Affymetrix Inc.	323,500	3,533
	Phibro Animal Health Corp. Class A	90,300	3,516
*,^ Sequenom Inc.		1,062,000	3,228
*	AMN Healthcare Services Inc.	95,800	3,026
*	Veeva Systems Inc. Class A	99,800	2,797
*	Cambrex Corp.	63,100	2,773
*	SciClone Pharmaceuticals Inc.	221,400	2,174
*	Bruker Corp.	104,400	2,131
*	Prestige Brands Holdings Inc.	32,900	1,521
	Abaxis Inc.	24,700	1,272
	PDL BioPharma Inc.	188,400	1,211
*	LHC Group Inc.	25,300	968
*	SurModics Inc.	40,231	942
*	Triple-S Management Corp. Class B	23,800	611
*	Orthofix International NV	7,900	262

*	Spectrum Pharmaceuticals Inc.	29,700	203
			133,307
Industrials (14.5%)
*	Spirit AeroSystems Holdings Inc. Class A	128,300	7,071
	AO Smith Corp.	87,000	6,262
*	JetBlue Airways Corp.	294,200	6,108
*	Dycom Industries Inc.	98,000	5,767
	CEB Inc.	62,400	5,432
	GATX Corp.	93,300	4,959
*	Hawaiian Holdings Inc.	207,700	4,933
	Aircastle Ltd.	215,800	4,892
*	American Woodmark Corp.	86,400	4,739
	Huntington Ingalls Industries Inc.	40,600	4,571
	Pitney Bowes Inc.	191,900	3,993
*	Aerojet Rocketdyne Holdings Inc.	190,000	3,916
^	Greenbrier Cos. Inc.	81,300	3,809
	Douglas Dynamics Inc.	174,300	3,744
	Deluxe Corp.	58,700	3,639
	Alaska Air Group Inc.	56,200	3,621
*	Meritor Inc.	274,600	3,603
	Korn/Ferry International	102,900	3,578
*	Blount International Inc.	321,800	3,514
	Matson Inc.	82,100	3,451
	ESCO Technologies Inc.	82,400	3,083
	Insperity Inc.	60,200	3,064
	Quanex Building Products Corp.	125,800	2,696
*,^ Enphase Energy Inc.		341,300	2,597
*	MYR Group Inc.	80,000	2,477
*	Republic Airways Holdings Inc.	268,235	2,462
*	ACCO Brands Corp.	304,000	2,362
	G&K Services Inc. Class A	31,900	2,206
	ArcBest Corp.	68,900	2,191
*	Wabash National Corp.	150,500	1,887
	General Cable Corp.	94,900	1,872
	John Bean Technologies Corp.	49,800	1,872
	Federal Signal Corp.	121,600	1,813
	Griffon Corp.	109,600	1,745
	Heidrick & Struggles International Inc.	65,600	1,711
	Cubic Corp.	34,200	1,627
*	United Rentals Inc.	16,700	1,463
	Woodward Inc.	20,800	1,144
	Interface Inc. Class A	35,200	882
	Argan Inc.	21,200	855
	RR Donnelley & Sons Co.	48,200	840
	HNI Corp.	15,900	813
	SkyWest Inc.	46,000	692
*	Lydall Inc.	23,400	692
	Comfort Systems USA Inc.	25,700	590
	Ennis Inc.	29,300	545
	Multi-Color Corp.	7,900	505
			136,288
Information Technology (15.9%)
*	Manhattan Associates Inc.	108,300	6,460
*	Aspen Technology Inc.	132,800	6,049
	MAXIMUS Inc.	91,932	6,043
*	Blackhawk Network Holdings Inc.	145,957	6,013

	DST Systems Inc.	47,058	5,928
	EarthLink Holdings Corp.	753,200	5,642
*,^ Ambarella Inc.		52,895	5,432
*	ARRIS Group Inc.	172,035	5,264
*	Infinera Corp.	249,600	5,237
	Booz Allen Hamilton Holding Corp. Class A	197,000	4,972
	Science Applications International Corp.	85,400	4,513
	Broadridge Financial Solutions Inc.	89,800	4,491
*	MicroStrategy Inc. Class A	25,300	4,303
*	Cimpress NV	51,000	4,292
*	Super Micro Computer Inc.	134,600	3,981
	Tessera Technologies Inc.	99,700	3,787
	Lexmark International Inc. Class A	84,900	3,753
*	Sykes Enterprises Inc.	152,800	3,705
	Blackbaud Inc.	64,400	3,668
*	Mellanox Technologies Ltd.	69,200	3,362
*	Angie's List Inc.	544,600	3,355
*	Sanmina Corp.	164,900	3,324
*	Synaptics Inc.	36,500	3,166
	SYNNEX Corp.	42,200	3,089
*	ePlus Inc.	40,000	3,066
*	Tech Data Corp.	45,500	2,619
	TeleTech Holdings Inc.	94,000	2,546
*	Advanced Micro Devices Inc.	1,016,500	2,440
	Methode Electronics Inc.	78,800	2,163
*	Avid Technology Inc.	158,600	2,116
	Brocade Communications Systems Inc.	171,500	2,037
*	Cirrus Logic Inc.	55,300	1,882
	Leidos Holdings Inc.	45,300	1,829
	CSG Systems International Inc.	54,300	1,719
*	Constant Contact Inc.	59,500	1,711
*	Amkor Technology Inc.	254,800	1,524
*	Quantum Corp.	871,200	1,464
*	Plexus Corp.	33,100	1,452
*	Sigma Designs Inc.	106,900	1,275
*,^ VASCO Data Security International Inc.		36,200	1,093
*	WebMD Health Corp.	23,600	1,045
*	PMC-Sierra Inc.	110,900	949
	InterDigital Inc.	14,700	836
*	Benchmark Electronics Inc.	38,100	830
	Pegasystems Inc.	34,400	787
*	ShoreTel Inc.	108,200	734
*	FormFactor Inc.	69,200	637
*	Ingram Micro Inc.	25,000	626
*	Anixter International Inc.	9,200	599
*	Magnachip Semiconductor Corp.	74,900	578
*	OmniVision Technologies Inc.	16,700	437
	Marchex Inc. Class B	54,900	272
*	Carbonite Inc.	20,200	239
			149,334
Materials (5.0%)
*	Berry Plastics Group Inc.	173,535	5,623
*	Chemtura Corp.	184,000	5,209
	Bemis Co. Inc.	90,000	4,051
*	Mercer International Inc.	294,700	4,031
	Graphic Packaging Holding Co.	288,800	4,023
*	Ferro Corp.	230,400	3,866

* Century Aluminum Co.			350,900	3,660
* Trinseo SA			117,100	3,143
Neenah Paper Inc.			49,644	2,927
Schweitzer-Mauduit International Inc.			65,000	2,592
* Stillwater Mining Co.			217,100	2,516
Sensient Technologies Corp.			27,700	1,893
Scotts Miracle-Gro Co. Class A			13,400	793
Sonoco Products Co.			17,000	729
Materion Corp.			19,700	694
A Schulman Inc.			12,000	525
Domtar Corp.			10,200	422
NewMarket Corp.			900	400
				47,097
Telecommunication Services (0.6%)
Inteliquent Inc.			179,500	3,303
* Cincinnati Bell Inc.			396,800	1,515
Telephone & Data Systems Inc.			37,000	1,088
				5,906
Utilities (2.9%)
Vectren Corp.			144,600	5,564
WGL Holdings Inc.			96,600	5,244
American States Water Co.			130,800	4,891
New Jersey Resources Corp.			175,700	4,841
IDACORP Inc.			55,800	3,133
Great Plains Energy Inc.			52,800	1,276
California Water Service Group			53,400	1,220
Chesapeake Utilities Corp.			16,900	910
Unitil Corp.			17,300	571
				27,650
Total Common Stocks (Cost $829,400)				935,245
	Coupon
Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.3%)
[2,3] Vanguard Market Liquidity Fund	0.137%		21,474,000	21,474

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.088%	7/31/15	200	200
[4,5] Federal Home Loan Bank Discount Notes	0.150%	11/13/15	200	200
				400
Total Temporary Cash Investments (Cost $21,874)				21,874
Total Investments (101.7%) (Cost $851,274)				957,119
Other Assets and Liabilities-Net (-1.7%)[3]				(16,196)
Net Assets (100%)				940,923

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,243,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.8%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $12,790,000 of collateral received for securities on loan.

4	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5	Securities with a value of $400,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	935,245	—	—
Temporary Cash Investments	21,474	400	—
Futures Contracts—Assets[1]	26	—	—
Futures Contracts—Liabilities[1]	(7)	—	—
Total	956,738	400	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Strategic Small-Cap Equity Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	September 2015	38	4,752	(51)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2015, the cost of investment securities for tax purposes was $851,274,000. Net unrealized appreciation of investment securities for tax purposes was $105,845,000, consisting of unrealized gains of $143,511,000 on securities that had risen in value since their purchase and $37,666,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 18, 2015

VANGUARD HORIZON FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 18, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.